OTHER LIABILITIES (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Other Liabilities
Opening balance	R$ 3,619,393	R$ 4,596,412
Remeasurement and new contracts	401,603	84,772
Payments	(1,403,269)	(1,665,781)
Appropriation of financial charges	489,714	592,154
Foreign exchange variation	42,330	11,836
Closing balance	R$ 3,149,771	R$ 3,619,393